Goodwill, Key Assumptions (Details)		Oct. 31, 2020	Oct. 31, 2019
Goodwill [Abstract]
Long-term cash flow growth rate for terminal value		1.00%	1.00%
Pre-tax discount rate	[1]	10.90%	10.30%
Post-tax discount rate		8.20%	8.00%
Bottom of Range [Member]
Goodwill [Abstract]
Average annual revenue growth rate by product group	[2]	(8.10%)	(2.40%)
Medium term annual revenue growth rate by product group			2.00%
Top of Range [Member]
Goodwill [Abstract]
Average annual revenue growth rate by product group	[2]	2.20%	0.80%
Medium term annual revenue growth rate by product group			2.10%

[1]	This equates to a post-tax discount rate of 8.2% (2019: 8.0%).
[2]	Medium-term annual revenue growth rate by product group was considered the key assumption in 2019 with a range of (2.0)% to 2.1% disclosed. Given the future macro-economic uncertainty caused by the on-going pandemic at the April 30, 2020 impairment test the Group extended the key assumption going forward to cover the five years forecasts used for impairment testing. The key assumption for 2019 has been revised to be presented on a consistent basis with 2020.